Note 11 - Long-term Debt (Details Textual) € in Millions																																																1 Months Ended								12 Months Ended
	Dec. 20, 2022 USD ($)	Dec. 19, 2022 USD ($)	Dec. 07, 2022 USD ($)	Dec. 05, 2022 USD ($)	Nov. 22, 2022 USD ($)	Nov. 21, 2022 USD ($)	Nov. 14, 2022 USD ($)	Oct. 13, 2022 USD ($)	Oct. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 14, 2022 USD ($)	Jun. 29, 2022 USD ($)	Jun. 28, 2022 USD ($)	Jun. 23, 2022 USD ($)	Jun. 21, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 11, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 28, 2022 USD ($)	Apr. 11, 2022 USD ($)	Mar. 08, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 05, 2022 USD ($)	Dec. 21, 2021 USD ($)	Nov. 01, 2021 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	May 21, 2021 USD ($)	Mar. 24, 2021 USD ($)	Jan. 29, 2021 USD ($)	Nov. 11, 2020 USD ($)	Sep. 16, 2020 USD ($)	Sep. 10, 2020 USD ($)	Feb. 18, 2020 USD ($)	Jul. 12, 2019 USD ($)	Dec. 11, 2018 USD ($)	Nov. 30, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 15, 2022 USD ($)	Dec. 14, 2022 USD ($)	Nov. 17, 2022 USD ($)	Nov. 11, 2022 USD ($)	Sep. 29, 2022 USD ($)	Jul. 01, 2022 USD ($)	May 12, 2022 USD ($)	Apr. 21, 2022 USD ($)	Apr. 05, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 28, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 10, 2021 USD ($)	Sep. 10, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jul. 12, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jul. 08, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 19, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 27, 2021 USD ($)	Dec. 15, 2020 USD ($)	Nov. 10, 2020 USD ($)	Jun. 11, 2020 USD ($)	May 29, 2020 USD ($)	Apr. 24, 2020 USD ($)	Feb. 13, 2020 USD ($)	Jul. 18, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 18, 2019 USD ($)	Nov. 27, 2018 USD ($)	Oct. 26, 2018 USD ($)	Jul. 17, 2018 USD ($)	Aug. 03, 2017 USD ($)	Aug. 01, 2017 USD ($)
Long-Term Debt, Gross																																																		$ 2,467,321,000						$ 2,607,534,000	$ 2,467,321,000
Interest Costs Capitalized to Vessels and Advances, Net																																																									465,000	$ 3,274,000
Interest Expense, Total																																																								107,205,000	72,261,000	66,526,000
Other Long-Term Debt, Total																																																		803,589,000						678,930,000	803,589,000
Interest Expense, Debt, Total																																																								104,613,000	74,017,000	65,497,000
Interest and Finance Costs [Member]
Interest Expense, Debt, Total																																																								$ 104,613,000	73,552,000	62,223,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																																																								100.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																																																								125.00%
Revolving Credit Facility [Member]
Long-Term Debt, Gross																																																		0						$ 0	0
Line of Credit Facility, Maximum Borrowing Capacity																																																																												$ 24,500,000
Proceeds from Lines of Credit, Total																																	$ 24,500,000
Repayments of Lines of Credit																												$ 24,500,000
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Debt Instrument, Face Amount																																																																											$ 120,000,000
Long-Term Debt, Gross																																																		79,348,000						24,387,000	79,348,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								12,570,000
Proceeds from Issuance of Debt																																																				$ 30,150,000	$ 27,600,000	$ 28,050,000	$ 34,200,000
Repayments of Debt																									$ 51,885,000		$ 38,844,000
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Debt Instrument, Face Amount																																																																										$ 125,000,000
Long-Term Debt, Gross																																																		103,423,000						67,882,000	103,423,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								41,926,200
Proceeds from Issuance of Debt																																																	$ 13,374,000	14,100,000	$ 33,645,000	7,347,000	$ 32,430,000	18,000,000
Repayments of Debt																		$ 38,020,000
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Debt Instrument, Face Amount																																																																									$ 150,000,000
Long-Term Debt, Gross																																																		0						0	0
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Debt Instrument, Face Amount																																																																						$ 100,000,000
Long-Term Debt, Gross																																																		$ 0						52,361,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								26,807,500
Proceeds from Issuance of Debt																																																	56,700,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																																																									465,000
Interest Expense, Total																																																								17,821,000	16,715,000	4,191,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								32,022,000
Repayments of Long-term Debt, Total																$ 77,435,000
Interest Expense, Total																																																								15,329,000	$ 18,807,000	$ 28,410,000
Financing Arrangements [Member]
Other Long-Term Debt, Total																																																								$ 678,930,000
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time																																																		3.30%						4.90%	3.30%	4.10%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																																								2.99%	1.82%	2.07%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																																								7.47%	4.80%	6.34%
Loans Payable [Member]
Long-Term Debt, Gross																																																		$ 1,550,472,000						$ 1,821,944,000	$ 1,550,472,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt																																$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt																														$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt																													$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Repayments of Debt									$ 6,492,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																																																																																																				$ 17,625,000
Debt Instrument, Face Amount																																																																																																			$ 17,625,000
Long-Term Debt, Gross																																																		9,975,000						0	9,975,000								$ 9,075,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																																																																																																		$ 48,000,000
Long-Term Debt, Gross																																																		37,600,000						34,400,000	37,600,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Long-Term Debt, Gross																																																								17,200,000
Debt Instrument, Periodic Payment, Total																																																								400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								12,800,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-Term Debt, Gross																																																								17,200,000
Debt Instrument, Periodic Payment, Total																																																								400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								12,800,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																																																																																																	$ 25,000,000
Long-Term Debt, Gross																																																		0						0	0
Repayments of Long-term Debt, Total																																							$ 14,020,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																																																																																																$ 55,000,000
Long-Term Debt, Gross																																																		30,188,000						0	30,188,000
Repayments of Long-term Debt, Total											$ 5,946,000
Debt Instrument, Prepaid Payment on Principal														$ 21,242,000																																													$ 10,615,000
Proceeds from Issuance of Long-term Debt, Total																																									$ 5,803,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche A [Member]
Proceeds from Issuance of Debt																																															$ 28,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche B [Member]
Proceeds from Issuance of Debt																																														$ 27,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																															$ 136,000,000
Long-Term Debt, Gross																																																		98,000,000						82,800,000	98,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																														$ 68,000,000
Long-Term Debt, Gross																																																		54,500,000						48,500,000	54,500,000
Debt Instrument, Periodic Payment, Total																																																								1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								26,000,000
Proceeds from Issuance of Debt																																													$ 68,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																																																																																													$ 150,000,000
Long-Term Debt, Gross																																																		123,990,000						112,430,000	123,990,000
Loans Payable [Member] | Costamare Inc. 5 [Member] | Three Tranches Per Tranche Info [Member]
Long-Term Debt, Gross																																																								37,476,700
Debt Instrument, Periodic Payment, Total																																																								963,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								26,880,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																																																																																												$ 94,000,000
Long-Term Debt, Gross																																																		72,898,000						0	72,898,000
Repayments of Long-term Debt, Total							$ 64,852,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																																																																																											$ 30,000,000
Long-Term Debt, Gross																							$ 24,554,000																										$ 24,554,000	24,554,000						0	24,554,000
Proceeds from Issuance of Long-term Debt, Total																																												$ 30,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																																																																										$ 70,000,000
Long-Term Debt, Gross																																																		56,500,000						15,671,000	56,500,000
Debt Instrument, Periodic Payment, Total																																																								742,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								8,247,800
Repayments of Long-term Debt, Total			$ 8,503,000					$ 8,264,000					$ 13,964,000								$ 3,062,000
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																																																									$ 70,000,000
Long-Term Debt, Gross																																																		54,400,000						6,928,000	54,400,000
Debt Instrument, Periodic Payment, Total																																																								265,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								4,277,600
Repayments of Long-term Debt, Total				$ 6,927,600											$ 35,885,000
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																																																								$ 70,000,000
Long-Term Debt, Gross																																																		0						0	0
Repayments of Long-term Debt, Total																																					$ 50,105,000	$ 1,012,000		$ 4,861,000		$ 4,878,000	$ 1,450,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																						$ 8,100,000
Long-Term Debt, Gross																																																		4,050,000						0	4,050,000
Repayments of Long-term Debt, Total		$ 2,025,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Debt Instrument, Face Amount																																																																																							$ 20,000,000
Long-Term Debt, Gross																																																		17,400,000						0	17,400,000
Repayments of Long-term Debt, Total												$ 16,100,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																					$ 12,500,000
Long-Term Debt, Gross																																																		11,660,000						10,540,000	11,660,000
Debt Instrument, Periodic Payment, Total																																																								280,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								6,900,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Debt Instrument, Face Amount																																																																																				$ 18,500,000
Long-Term Debt, Gross																																																		14,900,000						0	14,900,000
Repayments of Long-term Debt, Total										$ 11,300,000
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																			$ 23,000,000
Long-Term Debt, Gross																																																		20,750,000						17,750,000	20,750,000
Debt Instrument, Periodic Payment, Total																																																								750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								8,000,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																		$ 150,000,000
Long-Term Debt, Gross																																																		141,964,000						131,250,000	141,964,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member]
Long-Term Debt, Gross																																																								65,625,000
Debt Instrument, Periodic Payment, Total																																																								1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																							$ 147,000,000
Long-Term Debt, Gross																																																		138,519,000						127,212,000	138,519,000
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member]
Long-Term Debt, Gross																																																								63,605,800
Debt Instrument, Periodic Payment, Total																																																								1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								28,269,200
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche B [Member]
Long-Term Debt, Gross																																																								63,605,800
Debt Instrument, Periodic Payment, Total																																																								1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								28,269,200
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																	$ 75,000,000
Long-Term Debt, Gross																																																		70,350,000						64,300,000	70,350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								28,600,000
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																	$ 14,000,000
Long-Term Debt, Gross																																																		12,650,000						0	12,650,000
Repayments of Long-term Debt, Total															$ 12,200,000
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																																																																															$ 158,105,000
Long-Term Debt, Gross																																																		125,360,000						66,974,000	125,360,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Long-Term Debt, Gross																																																								14,974,400
Debt Instrument, Periodic Payment, Total																																																								989,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								1,125,600
Proceeds from Issuance of Long-term Debt, Total																																					50,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Repayments of Long-term Debt, Total																						$ 34,730,000
Proceeds from Issuance of Long-term Debt, Total																																					$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Long-Term Debt, Gross																																																								26,000,000
Debt Instrument, Periodic Payment, Total																																																								1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								5,000,000
Proceeds from Issuance of Long-term Debt, Total																																				$ 35,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Long-Term Debt, Gross																																																								26,000,000
Debt Instrument, Periodic Payment, Total																																																								1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								5,000,000
Proceeds from Issuance of Long-term Debt, Total																																		$ 35,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																				$ 79,000,000
Long-Term Debt, Gross																																																		63,833,000						65,043,000	63,833,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total																																			$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Long-Term Debt, Gross																																																								18,562,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								10,980,000
Proceeds from Issuance of Long-term Debt, Total																															$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Long-Term Debt, Gross																																																								10,120,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								4,692,000
Proceeds from Issuance of Long-term Debt, Total																								$ 11,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A and B[Member]
Long-Term Debt, Gross																																																								36,360,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								24,120,000
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Debt Instrument, Face Amount																																																																														$ 62,500,000
Long-Term Debt, Gross																																																		59,952,000						49,095,000	59,952,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								17,684,500
Proceeds from Issuance of Debt																																																				5,963,800		7,300,000	49,236,300
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Debt Instrument, Face Amount																																																																													$ 81,500,000
Long-Term Debt, Gross																																																		80,228,000						0	80,228,000
Repayments of Long-term Debt, Total	$ 62,788,000					$ 10,220,000
Proceeds from Issuance of Debt																																																		11,150,000		$ 13,250,000		$ 12,480,000	$ 44,620,000
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Debt Instrument, Face Amount																																																																								$ 43,500,000
Long-Term Debt, Gross																																																		43,480,000						0	43,480,000
Repayments of Long-term Debt, Total	9,390,000					$ 19,562,500											$ 10,645,000
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Debt Instrument, Face Amount																																																																							$ 55,000,000
Long-Term Debt, Gross																																																								47,883,700
Debt Instrument, Periodic Payment, Total																																																								1,547,100
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								21,583,000
Proceeds from Issuance of Debt																										$ 52,525,000
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Debt Instrument, Face Amount																																																																					$ 85,000,000
Long-Term Debt, Gross																																																		0						62,500,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								19,000,000
Proceeds from Issuance of Debt																							$ 85,000,000
Loans Payable [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Debt Instrument, Face Amount																																																																				$ 120,000,000
Long-Term Debt, Gross																																																		0						0	0
Repayments of Long-term Debt, Total	10,125,000
Proceeds from Issuance of Debt																				$ 10,800,000
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Debt Instrument, Face Amount																																																																			$ 40,500,000
Long-Term Debt, Gross																																																		0						33,700,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								10,940,000
Proceeds from Issuance of Debt																			$ 40,500,000
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Debt Instrument, Face Amount																																																																		$ 500,000,000
Long-Term Debt, Gross																																																		0						458,952,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								89,523,800
Proceeds from Issuance of Debt																																																$ 500,000,000
Loans Payable [Member] | Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member]
Debt Instrument, Face Amount																																																																$ 46,000,000
Long-Term Debt, Gross																																																								43,500,000
Proceeds from Issuance of Debt										$ 46,000,000
Loans Payable [Member] | Refinance Term Loan for Quentin Shipping and Sander Shipping [Member]
Debt Instrument, Face Amount																																																															$ 85,000,000
Long-Term Debt, Gross																																																								42,500,000
Debt Instrument, Periodic Payment, Total																																																								1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								1,000,000
Proceeds from Issuance of Debt							$ 85,000,000
Loans Payable [Member] | Refinance Term Loan for Greneta Marine Corp, Merle Marine Corp and Gassin Marine Corp [Member]
Debt Instrument, Face Amount																																																														$ 30,000,000
Long-Term Debt, Gross																																																								30,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								6,273,800
Proceeds from Issuance of Debt					$ 30,000,000
Loans Payable [Member] | Refinance Term Loan for Ten Companies [Member]
Debt Instrument, Face Amount																																																													$ 322,830,000
Loans Payable [Member] | Secured Floating Interest Rate Loan Agreement With Thirteen Companies [Member]
Debt Instrument, Face Amount																																																												$ 120,000,000
Long-Term Debt, Gross																																																								82,885,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																								33,085,700
Proceeds from Issuance of Debt	$ 82,885,000
Unsecured Debt [Member]
Long-Term Debt, Gross																																																		$ 113,260,000						106,660,000	113,260,000
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount | €																																																																																€ 100
Long-Term Debt, Gross																																																								106,660,000
Interest Expense, Total																																																								$ 2,866,000	$ 1,896,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																2.70%
Debt Instrument, Early Redemption Requirement, Minimum Prepayment by Issuer | €																																																																																€ 10
Debt Instrument, Early Redemption Requirement, Minimum Nominal Value of After Prepayment | €																																																																																€ 50
Unsecured Debt [Member] | The Bond [Member] | The Fifth or Sixth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																1.50%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																0.50%
Unsecured Debt [Member] | The Bond [Member] | The Ninth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																0.00%